Other Liabilities and Accruals	6 Months Ended
Jun. 30, 2019
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Other Liabilities and Accruals

7. Other Liabilities and Accruals

All amounts are short-term and payable within one year.

	Balance as per
	June 30, 2019	December 31, 2018
	(euros in thousands)
Audit fees	70	167
Personnel-related	405	560
Accrued bonus	928	1,523
Accrued R&D costs	4,758	4,409
Lease liabilities	1,432	—
IP legal fees	258	212
Subsidy advances received	151	42
Other accruals	1,748	1,051

	9,750	7,964

Accrued R&D costs relate to third-party contract costs for preclinical studies and clinical trial activities and related contract manufacturing expenses.

Accrued bonuses relate to employee bonuses for the financial year 2019, which are expected to be paid out in February 2020. Financial year 2018 bonuses were paid in March 2019.

IP legal fees relate to legal cost incurred to obtain, maintain and defend the Company’s intellectual property, including patent applications, patents and trademarks related thereto.

Lease liabilities relate to the current portion of lease liabilities recognized under IFRS 16. See Note 3 and Note 9 for further details.

Subsidy advances received relate to active grants where the Company has received cash in excess of allowances, which is required to be repaid or recognized as grant revenue when the relevant reimbursable costs are incurred as services are performed.